Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
The current and deferred portion of income tax benefit (expense) included in the consolidated statements of operations were as follows:

	For the years ended December 31,
	2016	2017	2018
Current income tax expenses	$(4,169,360)	$21,873	$(3,584,898)
Deferred income tax benefit (expense)	(423,423)	7,842,672	397,477
Total income tax benefit (expense)	$(4,592,783)	$7,864,545	$(3,187,421)

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between the effective income tax rate and the PRC statutory income tax rate was as follows:

	For the years ended December 31,
	2016	2017	2018
PRC statutory tax rate	25%	25%	25%
Expenses not deductible (income not taxable) for tax purposes	4%	(1)%	1%
Effect of different tax rate of subsidiary operations in other jurisdiction	(15)%	22%	(22)%
Change in valuation allowance	36%	(217)%	6%
Utilization (recognition) of the unrecognized tax benefit	2%	(0)%	(0)%
Others	—	(3)%	(1)%
Effective tax rate	52%	(174)%	9%

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The principal components of the Company’s deferred income tax assets and liabilities as of December 31, 2017 and 2018 were as follows:

	December 31,
	2017	2018
Deferred tax assets:
Allowance and reserves for inventory and accounts receivable	$1,648,979	$1,777,103
Accrued expenses	915,809	1,023,275
Revenue recognition difference	97,153	89,567
Advertising expenses	363,155	—
Net operating losses	28,469,713	16,443,637
	$31,494,809	$19,333,582
Less: valuation allowance	(22,932,999)	(10,825,754)
	$8,561,810	$8,507,828
Deferred tax liabilities:
Unrealized gain on available-for-sale securities	(10,514,800)	(9,138,402)
	$(10,514,800)	$(9,138,402)

Total deferred tax liabilities, net	$(1,952,990)	$(630,574)